Significant Credit Concentrations (Details) (USD $) In Billions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Maximum Credit Exposure by Category
On-balance sheet	$ 142	$ 138
Unused lines-of-credit - individuals	238	226
Individuals [Member]
Maximum Credit Exposure by Category
On-balance sheet	92	88
Financial Institutions [Member]
Maximum Credit Exposure by Category
On-balance sheet	28	23
United States Government And Agencies [Member]
Maximum Credit Exposure by Category
On-balance sheet	6	12
Other Concentration [Member]
Maximum Credit Exposure by Category
On-balance sheet	$ 16	$ 15